Revenues	12 Months Ended
Dec. 31, 2011
Revenues

(13) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31,2011		December 31,2010	December 31,2009
	RMB	US$	RMB	RMB
Sales in China	392,195	62,313	397,781	285,120
Sales in other countries (principally Europe, Asia and North America)	145,450	23,110	103,677	35,611

	537,645	85,423	501,458	320,731

 The Company’s revenue by significant types of films for 2011, 2010 and 2009 was as follows:

	December 31,2011			December 31,2010		December 31,2009
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	293,768	46,675	54.6%	282,033	56.2%	174,356	54.4%
Printing film	55,218	8,773	10.3%	76,720	15.3%	35,231	11.0%
Metallization film	28,205	4,481	5.3%	28,108	5.6%	35,138	10.9%
Specialty film	140,491	22,322	26.1%	87,956	17.5%	34,004	10.6%
Base film for other applications	19,963	3,172	3.7%	26,641	5.4%	42,002	13.1%
	537,645	85,423	100.0%	501,458	100.0%	320,731	100.0%